Accounts receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts receivable
Accounts receivable

	December 31, 2016	December 31, 2015
Accounts receivable – trade	$38,746	$24,028
Accounts receivable – holdbacks	528	—
Accounts receivable – other	806	708
	$40,080	$24,736

Accounts receivable – holdbacks represent amounts up to 10% of the contract value under certain contracts that the customer is contractually entitled to withhold until completion of the project or until certain project milestones are achieved.